Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The Compensation Committee oversees our compensation programs that are designed to attract, retain, motivate, and align the interests of our named executive officers with that of stockholders. We link executive pay with shareholder interests through a blend of short- and long-term measures. In 2022, incentive pay made up 88 percent of our CEO’s target compensation and, on average, 79 percent of our other named executive officers’ target compensation. The high utilization of incentive compensation results in higher total realized pay when leadership exceeds their performance targets. Conversely, failure to achieve approved targets results in lower realized pay including the possibility that some awards pay zero at the end of their performance period.
The compensation actually paid, as calculated under SEC rules (“CAP”), for the CEO and the average for non-CEO named executive officers and certain financial performance of the Company in each of the last three fiscal years is shown in the table below. The CAP does not reflect the actual amount of compensation earned or paid during the applicable year.

PAY VERSUS PERFORMANCE TABLE
The following table sets forth information regarding the Company’s CAP and certain other Company financial information for fiscal years 2022, 2021 and 2020.
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO	Average Summary Compensation Total for Non- CEO NEO’s	Average Compensation Actually Paid to Non-CEO NEO’s	Value of Initial Fixed $100 Investment Based on:		Net Income ($ m’s)(3)	Adjusted EBITDA ($ m’s)(4)
					Total Shareholder Return(2)	Peer Group Total Shareholder Return(1)(2)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$6,851,340	$887,122	$2,026,308	$910,108	$85	$90	$15.9	$212.7
2021	$6,942,484	$5,456,804	$2,057,810	$1,806,206	$133	$140	$42.0	$204.0
2020	$9,344,282	$13,553,554	$2,447,635	$3,526,611	$132	$126	$145.5	$112.6

(1)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used is the S&P Pharmaceuticals Select Index.

(2)
The comparison of total shareholder returns assumes that $100 was invested on December 31, 2019 in Pacira and the S&P Pharmaceuticals Select Index, and that any dividends were reinvested when and as paid.

(3)
Represents the amount of net income reflected in the Company’s audited financial statement for the applicable year. Included in net income in 2020 was a $126.6 million income tax benefit related to the release of a valuation allowance on deferred tax assets.

(4)
The company selected measure is adjusted EBITDA, calculated and defined as described in the section on page 67 titled “2022 Cash LTIP Targets and Earned Awards”.

The CEO and named executive officers included in the above compensation columns are as follows:
Year	CEO	Named Executive Officers Other Than the CEO
2022	David Stack	Charles A. Reinhart, III; Kristen Williams; Daryl Gaugler; Anthony Molloy
2021	David Stack	Charles A. Reinhart, III; Max Reinhardt; Roy Winston; Jonathan Slonin
2020	David Stack	Charles A. Reinhart, III; Kristen Williams; Max Reinhardt; Donald Manning
The following table reconciles the amounts reported in the Summary Compensation Table (“SCT”) (column (b) above) to the CAP (column (c) above) to our CEO, David Stack, in the years presented:
Item	2020	2021	2022
SCT Total	$9,344,282	$6,942,484	$6,851,340
Less: Stock and Option Award Values Reported in the SCT for the Covered Year	$(7,753,334)	$(4,786,294)	$(5,307,430)
Plus: Year-End Fair Value for Stock and Option Awards Granted in the Covered Year	$9,920,391	$4,184,670	$3,140,460
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	$1,933,127	$(449,125)	$(3,417,566)
Change in Fair Value of Stock and Option Awards that Vested in the Covered Year from Prior Years	$109,088	$(434,931)	$(379,682)
Plus: Fair Value as of Vesting Date of any Awards Granted and Vested in the Same Year	$—	$—	$—
Less: Fair Value at Prior Year-End of Stock and Option Awards Forfeited During the Covered Year	$—	$—	$—
Compensation Actually Paid	$13,553,554	$5,456,804	$887,122
Stock and Option Award Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rate) as of the measurement date. Time-vested RSU grant date fair values are calculated using the stock price as of the date of grant. Adjustments have been made using the stock price as of year-end and as of each date of vest, as applicable.
The following table reconciles the amounts reported in the SCT (column (d) above) to the average CAP (column (e) above) to our non-CEO named executive officers (as listed above) in the years presented:
Item	2020	2021	2022
SCT Total	$2,447,635	$2,057,810	$2,026,308
Less: Stock and Option Award Values Reported in the SCT for the Covered Year	$(1,734,857)	$(1,120,926)	$(1,291,208)
Plus: Year-End Fair Value for Stock and Option Awards Granted in the Covered Year	$2,302,390	$1,029,489	$731,726
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	$471,414	$(101,546)	$(533,189)
Change in Fair Value of Stock and Option Awards that Vested in the Covered Year from Prior Years	$40,029	$(58,622)	$(23,529)
Plus: Fair Value as of Vesting Date of any Awards Granted and Vested in the Same Year	$—	$—	$—
Less: Fair Value at Prior Year-End of Stock and Option Awards Forfeited During the Covered Year	$—	$—	$—
Compensation Actually Paid	$3,526,611	$1,806,206	$910,108
Stock and Option Award Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rate) as of the measurement date. Time-vested RSU grant date fair values are calculated using the stock price as of the date of grant. Adjustments have been made using the stock price as of year-end and as of each date of vest, as applicable.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
The CEO and named executive officers included in the above compensation columns are as follows:
Year	CEO	Named Executive Officers Other Than the CEO
2022	David Stack	Charles A. Reinhart, III; Kristen Williams; Daryl Gaugler; Anthony Molloy
2021	David Stack	Charles A. Reinhart, III; Max Reinhardt; Roy Winston; Jonathan Slonin
2020	David Stack	Charles A. Reinhart, III; Kristen Williams; Max Reinhardt; Donald Manning

Peer Group Issuers, Footnote [Text Block]
(1)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used is the S&P Pharmaceuticals Select Index.

(2)
The comparison of total shareholder returns assumes that $100 was invested on December 31, 2019 in Pacira and the S&P Pharmaceuticals Select Index, and that any dividends were reinvested when and as paid.

PEO Total Compensation Amount	$ 6,851,340	$ 6,942,484	$ 9,344,282
PEO Actually Paid Compensation Amount	$ 887,122	5,456,804	13,553,554
Adjustment To PEO Compensation, Footnote [Text Block]
The following table reconciles the amounts reported in the Summary Compensation Table (“SCT”) (column (b) above) to the CAP (column (c) above) to our CEO, David Stack, in the years presented:
Item	2020	2021	2022
SCT Total	$9,344,282	$6,942,484	$6,851,340
Less: Stock and Option Award Values Reported in the SCT for the Covered Year	$(7,753,334)	$(4,786,294)	$(5,307,430)
Plus: Year-End Fair Value for Stock and Option Awards Granted in the Covered Year	$9,920,391	$4,184,670	$3,140,460
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	$1,933,127	$(449,125)	$(3,417,566)
Change in Fair Value of Stock and Option Awards that Vested in the Covered Year from Prior Years	$109,088	$(434,931)	$(379,682)
Plus: Fair Value as of Vesting Date of any Awards Granted and Vested in the Same Year	$—	$—	$—
Less: Fair Value at Prior Year-End of Stock and Option Awards Forfeited During the Covered Year	$—	$—	$—
Compensation Actually Paid	$13,553,554	$5,456,804	$887,122
Stock and Option Award Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rate) as of the measurement date. Time-vested RSU grant date fair values are calculated using the stock price as of the date of grant. Adjustments have been made using the stock price as of year-end and as of each date of vest, as applicable.

Non-PEO NEO Average Total Compensation Amount	$ 2,026,308	2,057,810	2,447,635
Non-PEO NEO Average Compensation Actually Paid Amount	$ 910,108	1,806,206	3,526,611
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The following table reconciles the amounts reported in the SCT (column (d) above) to the average CAP (column (e) above) to our non-CEO named executive officers (as listed above) in the years presented:
Item	2020	2021	2022
SCT Total	$2,447,635	$2,057,810	$2,026,308
Less: Stock and Option Award Values Reported in the SCT for the Covered Year	$(1,734,857)	$(1,120,926)	$(1,291,208)
Plus: Year-End Fair Value for Stock and Option Awards Granted in the Covered Year	$2,302,390	$1,029,489	$731,726
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	$471,414	$(101,546)	$(533,189)
Change in Fair Value of Stock and Option Awards that Vested in the Covered Year from Prior Years	$40,029	$(58,622)	$(23,529)
Plus: Fair Value as of Vesting Date of any Awards Granted and Vested in the Same Year	$—	$—	$—
Less: Fair Value at Prior Year-End of Stock and Option Awards Forfeited During the Covered Year	$—	$—	$—
Compensation Actually Paid	$3,526,611	$1,806,206	$910,108
	Stock and Option Award Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rate) as of the measurement date. Time-vested RSU grant date fair values are calculated using the stock price as of the date of grant. Adjustments have been made using the stock price as of year-end and as of each date of vest, as applicable
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Pay versus Performance: Total Shareholder Return
The chart below compares the CAP to our CEO and the average CAP to our non-CEO named executive officers with the TSR of the Company and its selected peer group—the S&P Pharmaceuticals Select Index. As described on page 68, this index is the same one used in our cash LTIP plan.

Compensation Actually Paid vs. Net Income [Text Block]
Pay versus Performance: Net Income
The chart below compares the CAP to our CEO and the average CAP to our non-CEO named executive officers with the Company’s net income.
Included in net income in 2020 was a $126.6 million income tax benefit related to the release of a valuation allowance on deferred tax assets.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Pay versus Performance: Adjusted EBITDA (Non-GAAP)
The chart below compares the CAP to our CEO and the average CAP to our non-CEO named executive officers with the Company’s adjusted EBITDA, which includes GAAP to non-GAAP adjustments that reflect how the Company’s management analyzes its financial results. The adjusted EBITDA figures presented here are unlikely to be comparable with adjusted EBITDA disclosures released by other companies.

Tabular List [Table Text Block]
Tabular List of Financial and Non-Financial Performance Measures
Used to Link Compensation Actually Paid to Named Executive Officers
for the Year Ended December 31, 2022 to Company Performance
Most Important Financial Measures	Most Important Non-Financial Measures
Adjusted EBITDA	Clinical Development
Total Net Revenues	Pipeline Development Milestones
Adjusted Earnings Per Share	Commercial Manufacturing Goals
Pipeline Development Milestones

Total Shareholder Return Amount	$ 85	133	132
Peer Group Total Shareholder Return Amount	90	140	126
Net Income (Loss)	$ 15,900,000	$ 42,000,000	$ 145,500,000
Company Selected Measure Amount	212,700,000	204,000,000	112,600,000
PEO Name	David Stack
Incentive Pay As A Percentage Of CEOs Target Compensation	88.00%
Incentive Pay as a Percentage of Other Named Executive Officers Target Compensation	79.00%
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount			$ 126,600,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	(4) The company selected measure is adjusted EBITDA, calculated and defined as described in the section on page 67 titled “2022 Cash LTIP Targets and Earned Awards”.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Total Net Revenues
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings Per Share
David Stack [Member] | Less: Stock and Option Award Values Reported in the SCT for the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,307,430)	$ (4,786,294)	(7,753,334)
David Stack [Member] | Plus: Year-End Fair Value for Stock and Option Awards Granted in the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,140,460	4,184,670	9,920,391
David Stack [Member] | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,417,566)	(449,125)	1,933,127
David Stack [Member] | Change in Fair Value of Stock and Option Awards that Vested in the Covered Year from Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(379,682)	(434,931)	109,088
Non-PEO NEO [Member] | Less: Stock and Option Award Values Reported in the SCT for the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,291,208)	(1,120,926)	(1,734,857)
Non-PEO NEO [Member] | Plus: Year-End Fair Value for Stock and Option Awards Granted in the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	731,726	1,029,489	2,302,390
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(533,189)	(101,546)	471,414
Non-PEO NEO [Member] | Change in Fair Value of Stock and Option Awards that Vested in the Covered Year from Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (23,529)	$ (58,622)	$ 40,029